United States

Securities and Exchange Commission

Washington, D.C.  20549

FORM   N-CSR

Certified Shareholder Report of Registered Management investment companies

Investment Company Act file number 811-06680

BHIRUD FUNDS INC.

(Exact Name of Registrant as Specified in Charter)

c/o Bhirud Associates, Inc.

6 Thorndal Circle, Suite 205, Darien, CT 06820

(Address of Principal Executive Offices)     (Zip code)

Registrant's Telephone Number, including Area Code: (203) 662 - 6659

SURESH BHIRUD

Bhirud Associates, Inc.

6 Thorndal Circle, Suite 205, Darien, CT 06820

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (203) 662-6659

Date of fiscal year end: July 31

Date of reporting period: July 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB

has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Apex Mid Cap Growth Fund

Annual Report

July 31, 2009

THE APEX MID CAP GROWTH FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

JULY 31, 2009

August 26, 2009

As the performance table in the attached report shows, the Apex Fund showed performance improvement for the 12 months ended July 31, 2009.  Over this period, Apex was down -9.77%, versus -20.25% for the S&P MidCap 400 index.  Our cautious approach to investing in the second half of 2008 helped the Fund weather the storm in the stock market during this period.

Since March of 2009, the stock market seems to have bottomed out.  We were somewhat late in recognizing the turn in the market psychology.  However, starting in mid-May, we have been investing aggressively in stocks across a wide variety of industries.  We have been using both fundamental and technical models to identify stocks that offer significant potential.  Obviously, not every bet we make is a winner, but the market conditions have been favorable for finding big winners, as investors have been too pessimistic, depressing stock values.

One of our big winners for the period ended July 31 has been Human Genome Sciences, which we bought early and saw go up more than five-fold on the news of positive results for Benlysta, a drug targeted for Lupus therapy.

Another notable winner for us was Crocs, Inc, a maker of popular shoes and sandals.  The stock was basically washed-out during last year’s market collapse.  Since our purchase, the stock has more than doubled on better than expected earnings, as well as new products.

CDC Corp., one of our long-term holdings, also perked up on a successful IPO of one of its subsidiaries, as well as stronger earnings guidance.

Our current holdings are highly diversified, as usual.  Broadly speaking, we are invested in technology, alternative energy, financials, drugs, biotechs, and consumer goods companies.

 While our fund is beginning to recover from the slump of the last 12 months, we remain concerned with the prospects of economic recovery.  In our view, unemployment is still very high and we are still not seeing signs of improvement in the jobs picture.  For the economy as a whole, there are signs of some stabilization and the stock market has been staging a rally simply based on the notion that the worst may be over.  To some degree, the stock market has also benefited from the continuing strength of the global economy, which was not as severely affected as the domestic economy, due to last year’s credit market crisis.

The stock market is also benefiting from the low interest rate environment that persists this year due to aggressive monetary easing pursued by the Federal

THE APEX MID CAP GROWTH FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

CONTINUED

JULY 31, 2009

Reserve Board.  The liquidity engine is likely to support stock prices for some time to come.  At some future point, the risk to the stock market could stem from a variety of factors, e.g., if the economic recovery turns out to be anemic or if interest rates start rising unexpectedly.  There is also a possibility that the loan default problems that were persistent in 2008 could show their ugly head again.  Overall, we remain highly cautious on the outlook for the stock market.  We hope to create good performance or maintain our current performance by focusing on individual stocks that offer potentially high returns.  We also remain vigilant regarding change in stock market psychology, in order preserve capital.

Sincerely,

Suresh L. Bhirud, CFA

Chairman

THE APEX MID CAP GROWTH FUND

PERFORMANCE ILLUSTRATION

JULY 31, 2009

The line graph below shows how a $10,000 investment in the Fund made on December 23, 1992 (the date the fund began to invest in assets other than cash or cash equivalents in accordance with its investment objectives) would have become $2,398 (as of July 31, 2009). The line graph shows how this compares to the broad-based Standard & Poor's 500 Index and the Fund's bench mark, the Standard & Poor's MidCap 400 Index, over the same period.

Performance Comparison (Average Annual Total Returns)

 For the periods ended July 31, 2009

	1 Year	5 Years	10 Years
Apex Mid Cap Growth Fund	-9.77%	-4.49%	-14.19%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	-19.96%	-0.14%	-1.19%
S&P Mid Cap (reflects no deduction for fees, expenses, or taxes)	-20.25%	+3.04%	+5.72%

All Fund performance numbers represent past performance numbers, and are no guarantee of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.

THE APEX MID CAP GROWTH FUND

PORTFOLIO ANALYSIS

JULY 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

THE APEX MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2009

Shares		Value

COMMON STOCK - 101.94%

Auto/Truck-Original Eqp - 0.00%
58	Dias Holding, Inc. *	1

Banks-Southeast - 0.65%
1,000	South Financial Group, Inc.	1,610

Bldg-Resident/Commrcl - 0.81%
1,000	China Architectural Engineering, Inc. *	1,990

Cable TV - 2.08%
500	TiVo, Inc. *	5,125

Coal - 1.02%
300	Patriot Coal Corp. *	2,511

Computer-Graphics - 0.59%
250	DIVX, Inc. *	1,458

Computer-Micro - 4.65%
70	Apple, Inc. *	11,437

Computer-Software - 3.17%
2,000	OpenTV Corp. *	2,760
1,000	Satyam Computer Services Ltd. ADR	5,040
		7,800
Elec-Semiconductors - 3.59%
1,000	Fairchild Semiconductor Intnl., Inc. *	8,830

* Non-income producing security during the period.

ADR – American Depository Receipt

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - CONTINUED

JULY 31, 2009

Shares		Value
Energy-Alternate Sources - 22.22%
2,000	China Sunergy Co. Ltd. ADR *	10,140
2,000	JA Solar Holdings Co. Ltd. *	9,620
1,000	LDK Solar Co. ADR *	10,940
1,300	ReneSola Ltd. ADR *	7,085
1,000	Solarfun Power Holdings Co. Ltd. *	7,200
300	SunPower Corp. Class A *	9,660
		54,645
Fiber Optics - 0.45%
100	Ciena Corp. *	1,116

Finance-Investment Bkrs - 2.44%
4,000	E Trade Financial Corp. *	6,000

Finance-Investment Mgmt - 3.32%
4,000	KKR Financial Corp.	8,160

Finance-Mrtg & Rel Svc - 1.35%
1,000	Radian Group, Inc.	3,330

Insurance-Multi Line - 3.79%
3,000	Conseco, Inc. *	9,330

Insurance-Prop/Cas/Title - 1.87%
2,000	PMI Group	4,600

Machinery-Const/Mining - 4.03%
200	Joy Global, Inc.	7,436
400	Manitowoc Co., Inc.	2,472
		9,908
Machinery-Electrical - 6.08%
13,000	Capstone Turbine Corp. *	14,950

Medical-Biomed/Genetics - 13.55%
2,000	Human Genome Sciences, Inc. *	28,600
1,000	Sinovac Biotech Ltd. *	4,680
8	Vivus, Inc. *	59
		33,339

* Non-income producing security during the period.

ADR – American Depository Receipt

The accompanying notes are an integral part of the financial statements.

Shares		Value
Medical-Drugs - 8.23%
1,000	Angiotech Pharmaceuticals, Inc. *	1,680
1,000	Elan Corp. *	7,880
200	Onyx Pharmaceuticals, Inc. *	7,184
200	Sepracor Inc. *	3,500
		20,244
Oil Refining & Marketing - 2.01%
200.00	Sunoco, Inc.	4,938

Retail-Drug Stores - 2.37%
4000	Rite Aid Corp. *	5,840

Telecommunication Equip - 1.22%
2000	Nortel Networks Corp. *	100
500	Tellabs, Inc. *	2,900
		3,000
Textile-Apparel Mfg - 3.48%
2,500	Crocs, Inc. *	8,550

Electronics-Manufacturing Mach - 1.60%
3,000	Emcore Corp. *	3,780
12	Verigy Ltd. *	159
		3,939
Electronic Commerce - 0.00%
200	GSV, Inc. *	6

Internet Content - 4.96%
4000	CDC Corp. *	12,200

Internet Software - 2.36%
2000	RealNetworks, Inc. *	5,800

Unclassified - 0.03%
10000	CityView Corp. Ltd. *	54
9000	Diamond Hitts Production, Inc. *	1
27	Learning Priority, Inc. *	5
200	TPC Liquidation, Inc. *	0
170	VPGI Corp. *	17
		77

* Non-income producing security during the period.

The accompanying notes are an integral part of the financial statements.

Shares	Value
TOTAL FOR COMMON STOCK (Cost $389,015) - 101.94%	$ 250,735

TOTAL INVESTMENTS (Cost $389,015) - 101.94%	250,735

LIABILITIES IN EXCESS OF OTHER ASSETS - 1.94%	(4,761)

NET ASSETS - 100.00%	$ 245,973

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2009

Assets:
Cash	$ 11,430
Investment Securities at Value (Identified cost - $389,015)	250,735
Dividends	1,070
Securities Sold	21,422
Total Assets		$284,657
Liabilities:
Accrued Expenses	11,578
Securities Purchased	27,106
Total Liabilities		$38,684

Net Assets (Equivalent to $1.20 per share based on 204,601 shares outstanding)		$245,973

Composition of Net Assets:
Paid in Capital	$3,158,836
Distribution in excess of accumulated Net Realized loss	(2,774,582)
Net Unrealized Depreciation of Investments	(138,281)
Net Assets	$ 245,973

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2009

Investment Income:
Dividends		$ 11,643
Expenses:
Investment Advisor (Note 4)	$ 2,485
Custodian	6,681
Trustee Fees	6,593
Audit	4,532
Fund Accounting	4,530
Transfer Agent	1,915
Miscellaneous Expenses	248
Printing Expense	779
Insurance	1,292
Fund Administration (Note 4)	596
Distribution Fees 12b-1 (Note 6)	621
Total Expenses		30,272
Expense Reimbursement/waived by Advisor (Note 4)		(3,081)
Net Expenses		27,191

Net Investment Income (Loss)		(15,548)

Realized and Unrealized Loss on Investments:
Net Realized Gain (Loss) on Investments		(55,145)
Change in Unrealized Depreciation on Investments		44,008
Net Realized and Unrealized Loss on Investments		(11,137)
Net Decrease in Net Assets Resulting from Operations		$ (26,685)

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

JULY 31, 2009

	For the year	For the year
	ended	ended
	July 31, 2009	July 31, 2008
Increase (Decrease) in Net Assets:
Net Investment Income (Loss)	$(15,548)	$(23,812)
Net Realized Gain (Loss) on Investments	(55,145)	7,081
Net Unrealized Appreciation (Depreciation) of investments	44,008	(17,505)
Net Increase (Decrease) in Net Assets Resulting from Operations	(26,685)	(34,236)

Capital Share Transactions:
Shares Sold	-	-
Cost of Shares Redeemed	(9,932)	(8,536)
Decrease in Net Assets Due to Capital Share Transactions	(9,932)	(8,536)

Net Increase (Decrease) in Net Assets	(36,617)	(42,772)
Net Assets at Beginning of Period	282,590	325,362
Net Assets at End of Period	$ 245,973	$282,590

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended
	July 31, 2009	July 31, 2008	July 31, 2007	July 31, 2006	July 31, 2005
Net Asset Value -
Beginning of Period	$ 1.33	$ 1.50	$ 1.28	$ 1.37	$ 1.51
Net Investment Loss (a)	(0.08)	(0.10)	(0.11)	(0.10)	(0.10)
Net Gains or Losses on Securities
(realized and unrealized)	(0.05)	(0.07)	0.33	0.01	(0.04)
Total from Investment Operations	(0.13)	(0.17)	0.22	(0.09)	(0.14)

Distributions (From Net Investment Income)	0.00	0.00	0.00	0.00	0.00
Distributions (From Capital Gains)	0.00	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00	0.00

Net Asset Value -
End of Period	$ 1.20	$ 1.33	$ 1.50	$ 1.28	$ 1.37
Total Return (b)	(9.77)%	(11.33)%	17.19%	(6.57)%	(9.27)%
Ratios/Supplemental Data
Net Assets – End of Period (Thousands)	246	283	325	295	455

Ratio of Expenses to Average Net Assets	10.92%	8.39%	8.69%	7.96%	4.68%
Ratio of Net Income to Average Net Assets	(6.24)%	(8.21)%	(7.25)%	(6.76)%	(4.56)%

Reimbursements/Waivers on Above - Ratios	1.24%	1.20%	1.20%	1.20%	1.20%

Portfolio Turnover Rate	433.04%	320.00%	177.92%	338.70%	161.01%

(a) Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(b) Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2009

1.

SIGNIFICANT ACCOUNTING POLICIES

Bhirud Funds Inc. (the "Fund") is a diversified open-end management investment company currently consisting of The Apex Mid Cap Growth Fund portfolio (the "Portfolio").  The Fund was incorporated in Maryland on May 27, 1992. Prior to November 4, 1992 (commencement of operations), the Fund had no operations other than the sale of 10,000 shares of stock on August 4, 1992 at a cost of $100,000 to Thomas James MidCap Partners representing the initial capital.  The following is a summary of significant accounting policies followed by the Fund:

SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

THE APEX MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

JULY 31, 2009

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's assets carried at fair value:

                                                                               Investments     Other Financial

Valuation Inputs:                                                  In Securities         Instruments

Level 1 – Quoted Prices                                            $250,735              $             -

Level 2 – Significant Other Observable Inputs                    -                             -

Level 3 – Significant Unobservable Inputs                          -                             -

Total                                                                            $250,735               $            -

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the dates the securities are purchased or sold (the trade dates), with realized gain and loss on investments determined by using specific identification as the cost method.  Interest income (including amortization of premium and discount, when appropriate) is recorded as earned.  Dividend income and dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

FEDERAL INCOME TAXES

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than fifty percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

CAPITAL LOSS CARRY FORWARDS

The corporation is a regulated investment company (as defined in internal revenue code section 851) and is subject to special rules under IRC section 1212 regarding capital loss carrybacks and carryovers. These rules prohibit the corporation from carrying back capital losses to any year in which it was a regulated investment company, while allowing capital loss carryovers to eight taxable years (not the usual three) succeeding the loss year. At July 31, 2009, the company had capital loss carryovers of $1,919,042 which will expire as follows: $204,043 (7/31/2010), $112,094 (7/31/2011), $239,889 (7/31/2012), $668,374 (7/31/2013), $673,081 (7/31/2014), $0 (7/31/2015), $10,424 (731/2016), and $11,137 (7/31/2017).

2.

CAPITAL STOCK TRANSACTIONS

The Articles of Incorporation, dated May 27, 1992, permit the Fund to issue twenty billion shares (par value $0.001).  Transactions in shares of common stock for the year ended July 31, 2009 and year ended July 31, 2008 were as follows:

	For the Year Ended July 31, 2009		For the Year Ended July 31, 2008
	Shares	Amount	Shares	Amount

Shares Sold	0	$0	0	$0
Shares Issued in Reinvestment of Dividends	0	0	0	0
Shares Redeemed	(8,205)	(9,932)	(5,947)	(8,536)
Net	(8,205)	$(9,932)	(5,947)	$(8,536)

3.

INVESTMENTS

Purchases and sales of securities for the year ended July 31, 2009 other than short-term securities, aggregated $624,602 and $634,905 respectively. The cost of securities is substantially the same for Federal income tax purposes. For Federal income tax purposes: Aggregate Cost is $389,015.

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$37,409	$(175,690)	$(138,281)

4.

INVESTMENT ADVISORY CONTRACT

The Fund employs Bhirud Associates, Incorporated (the "Advisor") to provide a continuous investment program for the Fund's portfolio, provide all facilities and personnel, including Officers required for its administrative management, and to pay the compensation of all Officers and Directors of the Fund who are affiliated with the Advisor.  As compensation for the services rendered and related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and payable monthly, equal to 1.00% of the first $250 million of the average net assets of the Portfolio; 0.75% of the average net assets of the Portfolio between $250 and $500 million; and 0.65% of the average net assets of the Portfolio over $500 million. The Advisor has voluntarily agreed to reimburse the Fund in the event the Fund's expenses exceed certain prescribed limits. During the year ended July 31, 2009 the Advisor elected to defer the payment of Advisory fees payable in the amount of $2,485. The Advisor has voluntarily agreed to waive these fees, considering the small assets of the Fund. The Advisory and Administrative Services Contracts provide that if, in any fiscal year, the aggregate expenses of a Fund, excluding interest, taxes, brokerage and extraordinary expenses, but including the Advisory and Administrative Services fees, exceed the expense limitation of any state in which the Corporation is registered for sale, the Funds may deduct from fees paid to the Advisor and Administrator their proportionate share of such excess expenses to the extent of the fees payable. As a result of the passage of the National Securities Markets Improvement Act of 1996, all state expenses limitations have been eliminated at this time.

The Fund retained Bhirud Associates, Inc. ("BAI") to act as Administrator for the Fund from November 1, 1994. BAI provided administrative services for the Fund. During the year ended July 31, 2009 the Advisor elected to defer the payment of Administrative service fees payable in the amount of $596.

From December 1, 1996, the U.S. Bank N.A. has been providing custodian services and from February 1st, 1998, fund accounting and transfer agency functions are provided by Mutual Shareholders Services LLC.

5.

DISTRIBUTION PLAN

The Fund's Board of Directors has adopted a distribution plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 there under.  The Plan provides that the Portfolio may bear certain expenses and costs which in the aggregate are subject to a maximum of 0.25% per annum of the Portfolio's average daily net assets. For the year ended July 31, 2009, the Fund has incurred distribution costs of $621 payable to Bhirud Associates, Inc.

6.

TRANSACTIONS WITH AFFILIATES

During the year ended July 31, 2009 the Fund paid $5,189, brokerage commissions to Bhirud Associates, Inc.

7.

RECLASSIFICATION OF CAPITAL ACCOUNTS

In accordance with generally accepted accounting principals, the Fund recorded reclassifications in the capital accounts. The Fund recorded the operating loss of $15,548 (after net investment income) for the year ended July 31, 2009 as a reduction in additional paid-in-capital. These reclassifications have no impact on net asset value of the Fund and are designed generally to present undistributed income (loss) and realized gains (losses) on a tax basis which is considered to be more informative to the shareholder.

THE APEX MID CAP GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

JULY 31, 2009

To the Board of Trustees

The Apex Mid Cap Growth Fund

We have audited the accompanying statement of assets and liabilities of The Apex Mid Cap Growth Fund (a portfolio of Bhirud Funds, Inc.) including the portfolio of investments, as of July 31, 2009 and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Apex Mid Cap Growth Fund at July 31, 2009, and the results of its operations, changes in net assets, and financial highlights for the year then ended in conformity with U.S. generally accepted accounting principles.

VB&T CERTIFIED PUBLIC ACCOUNTANTS, PLLC

New York, NY

September 28, 2009

THE APEX MID CAP GROWTH FUND

EXPENSE ILLUSTRATION

JULY 31, 2009 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the last six month period (February 1, 2009 through July 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	2/1/2009	7/31/2009	2/1/2009 to 7/31/2009
Actual (-9.77% return**)	$1,000.00	$1,000.00	$54.15
Hypothetical (5% Annual Return before expenses) ***	$1,000.00	$970.64	$53.36

*     Expenses are equal to the Fund’s annualized expense ratio of 10.92%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**   Returns are with expenses and not annualized.

*** Assumes a 5% annual return before expenses.

THE APEX MID CAP GROWTH FUND

DIRECTORS AND OFFICERS

JULY 31, 2009 (UNAUDITED)

The Fund's Board of Trustees has responsibility for the overall management and operations of the Portfolios. Each Trustee oversees the Fund and serves until he or she resigns, retires or his or her successor is elected and qualified. Each officer serves until his or her successor is elected and qualified. The following table provides information regarding each Trustee, including those who are not an “interested person” of the Fund, as defined in the Investment Company Act of 1940.

Name, Address and Age	Position(s), Length of Time Served	Principal Occupations During Past 5 Years, Directorship Held
Officers and Interested Directors
Suresh L. Bhirud, 61 27 Winding Lane. Darien, CT 06820	Chairman of the Board and Treasurer since August 6,1992 President since July 23, 2002	Chairman of the Board and Treasurer; President of Bhirud Associates, Inc.

Disinterested Directors
Timothy M. Fenton, 66 1124 Dartmouth Place Davis, CA 95616	Director since 1994	Retired. Licensed Realtor with William Raveis (2002-2007). Chairman of Fenton & Zelenetz Inc., (1990-2002), a direct marketing consulting firm.
M. John Sterba, Jr., 66 Investment Mgmt Advisors Inc. 41 Madison Avenue, 33rd Floor New York, NY 10010	Director since August 6, 1992	Chairman of Investment Management Advisors, Inc. from 1992 to date.
Alexander Norman Crowder, III, 74 708 Woodhaven Lane Naples, FL 34108	Director since August 6, 1992	Independent Management Consultant, since 1991 and part time Chairman of EFI Actuaries, Inc.

THE APEX MID CAP GROWTH FUND

ADDITIONAL INFORMATION

JULY 31, 2009 (UNAUDITED)

Additional Information

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (877) 593-8637 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

A description of the Company's proxy voting policies and procedures relating to the holdings of the Fund is available, without charge and upon request, by calling 1-877-593-8637, on the Mutual Shareholder Services, LLC website at www.mutualss.com and on the SEC's website at www.sec.gov.

Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on October 31 and April 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (877) 593-8637.

Approval of Investment Advisory Agreement

In approving the most recent annual continuance of the Advisory Agreement, the Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The principal areas of the review by the Trustees were the nature and quality of the services provided by the Adviser; the reasonableness of the fees charged for those services; the investment performance of Bhirud Associates, Inc. (BAI); the costs of services and profits realized by BAI; and potential economies of scale, specifically reduced operating expense ratios, to be realized by the Fund through its relationship with BAI or some alternative investment advisor.

The Board considered the nature, extent and quality of the services to be provided by the Adviser of the Fund pursuant to the Advisory Agreement, including the Adviser's competence and integrity; research capabilities; implementation and enforcement of compliance procedures and financial reporting controls; and adherence to the Fund's investment objectives, policies and restrictions.  The Board concluded that the Adviser fulfilled all of the foregoing factors and responsibilities in accordance with its obligations under the Advisory Agreement.

The Board also evaluated the investment performance of the Fund relative to the S&P Mid Cap Index over the last five years, the last three years, and the most recent year.

Board of Trustees

Suresh L. Bhirud

Timothy M. Fenton

M. John Sterba Jr.

Alexander Norman Crowder, III

Investment Adviser

Bhirud Associates

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

VB&T CPA, PLLC

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Bhirud Funds Inc.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant's  principal executive officer and principal financial officer.  The  registrant  has  not  made any amendments to its code of ethics during  the covered period. The registrant has not granted any waivers from  any  provisions of the code of ethics during the covered period.

        A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The  registrant's  Board  of  Trustees has determined that it does not have  an  audit committee financial expert serving on its audit committee.  At  this  time,  the  registrant believes that the experience provided  by  each  member  of the audit committee together offers the registrant  adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The  registrant  has engaged its principal accountant to perform audit services,  audit-related  services,  tax  services  and other services during the past two fiscal years. "Audit services" refer to performing an  audit  of the registrant's annual financial statements or services that  are normally provided by the accountant in connection with statutory  and  regulatory  filings or engagements for those fiscal years.  "Audit-related  services"  refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered  by the principal accountant for tax compliance, tax advice, and tax  planning.  The  following table details the aggregate fees billed for  each  of  the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2008	FYE 7/31/2009	# of Hours spent in FYE 2009
Audit Fees	$4,500	$4,000	40
Audit-Related Fees	$ 0	$ 0	0
Tax Fees	$ 0	$ 0	0
All Other Fees	$ 0	$ 0	0

The  audit  committee has adopted pre-approval policies and procedures that  require  the  audit  committee to pre-approve all audit and non-audit  services of the registrant, including services  provided to any entity  affiliated  with the registrant. All of the principal accountant's  hours  spent  on auditing the registrant's financial statements  were  attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's  accountant  for  services to the registrant and to the registrant's  investment  adviser  (and  any other controlling entity, etc.not sub-adviser)  for the last two years.  The Audit Committee of the Board  of  Trustees  has considered whether the provision of non-audit services  that were rendered to the registrant's investment adviser is compatible  with  maintaining  the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 7/31/2008	FYE 7/31/2009
Registrant	$0	$0
Registrant’s Investment Advisor	$0	$0

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

        Not applicable to open-end investment companies.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

        Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

        Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

        Not applicable to open-end investment companies.

ITEM 10.CONTROLS AND PROCEDURES

(a)     The Registrant's President and Treasurer has concluded that the Registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under  the  Investment  Company Act of 1940 (the "Act")) are effective  as  of  a date within 90 days of the filing date of the report that  includes the disclosure required by this paragraph, based on the evaluation of  these controls and procedures required by Rule 30a-3(b) under the Act.

(b)     There  were  no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.EXHIBITS

(a)     ANY CODE OF ETHICS OR AMENDMENT THERETO.

        Filed herewith.

(b)     CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002.

        Filed herewith.

(c)     CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002.

        Furnished herewith.

SIGNATURES

        Pursuant  to  the  requirements of the Securities Exchange Act of 1934 and  the  Investment  Company Act of 1940, the registrant has duly caused this report  to  be  signed  on  its  behalf  by  the  undersigned, thereunto duly authorized.

Bhirud Funds Inc.

By: /s/ Suresh L. Bhirud

        --------------------

        Suresh L. Bhirud

        President and Treasurer

Date: October 8, 2009

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

Bhirud Funds Inc.

By: /s/ Suresh L. Bhirud

        --------------------

        Suresh L. Bhirud

        President and Treasurer

Date: October 8, 2009